[LETTERHEAD]

                                                                February 8, 2006

Ms Jennifer Hardy
Branch Chief
U.S. Securities and
Exchange Commission
100 F Street, N. E.
Washington, D.C. 20549


         Re:   Kurrant Food Enterprises, Inc. (the Company)
               Form SB-2 Registration Statement
               File Number: 333-130240


Dear Ms. Hardy;


     This is in response to your February 7, 2006 comment to the Company. The paragraph numbers in this letter correspond to those in your comment letter.

     General

     1. We note your comment. The Company will update its financial statements to comply with Rule 310(g) as may be necessary.

     2. The Company has updated the consent of the independent public accountant.

     Statement of Cash Flows, page F-5

     3. The Company has made the required changes to Statement of Cash Flows and Statement of Stockholders' Equity. Also, see new footnote 5 "Capital Contributions" (current footnote 5 "Stock Offering" has been changed to footnote 6.)

     4. The non-cash assets of $6,010 were recorded on the books of the Company at the historical cost basis of the founders/contributors, pursuant to SAB 48.

     At this time, on behalf of the Company, we hereby request acceleration of the effective date of the Registration Statement to February 10, 2006 or as soon as practicable thereafter. Please note that in connection with this request for acceleration, we are authorized to represent the following on behalf of the Company;

     Should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing; The action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Company from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

     The Company may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

     If you have any additional questions, do not hesitate to contact the undersigned. For accounting comments, please contact Mr. Ronald Chadwick at
(303) 306-1967.

                                            DAVID WAGNER & ASSOCIATES, P.C.

                                             /s/ David J. Wagner
                                             David J. Wagner